FAIR VALUE MEASUREMENTS, Carrying Amounts and Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013	[1]
FAIR VALUE MEASUREMENTS [Abstract]
Aircraft impairment	$ 66,093	$ 1,200	[1]	$ 6,166
Financial Instruments [Abstract]
Derivative asset	241	2,067	[1]
Derivative liabilities	19,327	23,311	[1]
Carrying Amount [Member]
Financial Instruments [Abstract]
Derivative asset	241	2,067
Derivative liabilities	19,327	23,311
Carrying Amount [Member] | Securitization Notes [Member]
Financial Instruments [Abstract]
Debt	288,869	532,035
Carrying Amount [Member] | Nord LB Facility [Member]
Financial Instruments [Abstract]
Debt	251,849	408,484
Carrying Amount [Member] | CBA Facility [Member]
Financial Instruments [Abstract]
Debt	87,070	113,208
Carrying Amount [Member] | Term Loan [Member]
Financial Instruments [Abstract]
Debt	421,975	443,383
Carrying Amount [Member] | Fly Acquisition II Facility [Member]
Financial Instruments [Abstract]
Debt	0	121,589
Carrying Amount [Member] | Other Aircraft Secured Borrowings [Member]
Financial Instruments [Abstract]
Debt	655,548	713,970
Carrying Amount [Member] | 2020 Notes [Member]
Financial Instruments [Abstract]
Debt	370,790	369,942
Carrying Amount [Member] | 2021 Notes [Member]
Financial Instruments [Abstract]
Debt	320,319	319,510
Fair Value [Member]
Financial Instruments [Abstract]
Derivative asset	241	2,067	[1]
Derivative liabilities	19,327	23,311	[1]
Fair Value [Member] | Securitization Notes [Member]
Financial Instruments [Abstract]
Debt	252,897	467,228	[1]
Fair Value [Member] | Nord LB Facility [Member]
Financial Instruments [Abstract]
Debt	251,849	408,484	[1]
Fair Value [Member] | CBA Facility [Member]
Financial Instruments [Abstract]
Debt	87,070	113,208	[1]
Fair Value [Member] | Term Loan [Member]
Financial Instruments [Abstract]
Debt	421,921	449,289	[1]
Fair Value [Member] | Fly Acquisition II Facility [Member]
Financial Instruments [Abstract]
Debt	0	128,080	[1]
Fair Value [Member] | Other Aircraft Secured Borrowings [Member]
Financial Instruments [Abstract]
Debt	653,992	716,063	[1]
Fair Value [Member] | 2020 Notes [Member]
Financial Instruments [Abstract]
Debt	375,000	380,625	[1]
Fair Value [Member] | 2021 Notes [Member]
Financial Instruments [Abstract]
Debt	$ 333,125	$ 321,750	[1]

[1]	As restated